PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Short-Term Fund

June 30, 2019 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (100.4%)

Alabama (0.7%)

$10,000 Black Belt Energy Gas District (67% of
1 mo. LIBOR + 0.90%) (Put Date 12/01/2023)(a)	2.54%(b)	12/01/2048 $	9,817

Alaska (1.0%)

15,000 Industrial Dev. & Export Auth.	3.50	12/01/2020	15,084

Arizona (5.6%)

16,000	Health Facilities Auth. (MUNIPSA + 1.85%) (Put
	Date 2/05/2020)(a)	3.75(b)	2/01/2048	16,024
25,000	Health Facilities Auth. (MUNIPSA + 1.85%) (Put
	Date 2/01/2023)(a)	3.75(b)	2/01/2048	25,891
2,500	Maricopa County IDA (MUNIPSA + 0.57%) (Put
	Date 10/18/2024)(a)	2.47(b)	1/01/2035	2,501
7,735	Maricopa County IDA (MUNIPSA + 0.80%) (Put
	Date 9/01/2024)(a)	2.70(b)	9/01/2048	7,740
20,000	Phoenix IDA (LIQ - Barclays Bank plc) (LOC -
	Barclays Bank plc) (Put Date 7/05/2019)(c),(d)	1.94	6/01/2036	20,000
8,000	Verrado Western Overlay Community Facilities
	District (LOC - Compass Bank) (Put Date
	7/05/2019)(d)	2.11	7/01/2029	8,000
1,000	Yavapai County IDA	5.00	8/01/2019	1,003
1,105	Yavapai County IDA	5.00	8/01/2020	1,144
				82,303

Arkansas (1.5%)

22,000 Dev. Finance Auth. (MUNIPSA + 1.10%) (Put Date
9/01/2019)(a)	3.00(b)	9/01/2044	22,005

California (4.1%)

500	Anaheim Public Financing Auth.	5.00	5/01/2022	554
250	Anaheim Public Financing Auth.	5.00	5/01/2024	295
1,125	City of Irvine	5.00	9/02/2021	1,217
13,155	Educational Facility Auth. (LIQ - Deutsche Bank
	A.G.) (LOC - Deutsche Bank A.G.) (Put Date
	7/05/2019)(c),(d),(e)	2.30	3/01/2042	13,155
15,000	Foothill-Eastern Transportation Corridor Agency
	(Put Date 1/15/2020)(a)	5.00	1/15/2053	15,038
8,000	Infrastructure & Economic Dev. Bank
	(MUNIPSA + 1.20%) (Put Date 6/01/2022)(a)	3.10(b)	8/01/2037	8,148
500	Los Angeles County	5.00	3/01/2021	532
1,000	Los Angeles County	5.00	9/01/2021	1,083
1,000	Public Works Board	5.00	4/01/2020	1,029
1,500	Public Works Board	5.00	4/01/2021	1,599
2,700	Public Works Board	5.00	11/01/2019	2,734
15,150	Victorville JT Powers Finance Auth. (LOC - BNP
	Paribas) (Put Date 7/05/2019)(d)	1.95	5/01/2040	15,150
				60,534

1| USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Colorado (1.0%)

$7,395	Arista Metropolitan District (LOC - Compass Bank)
	(Put Date 7/05/2019)(d)	2.11%	12/01/2030 $	7,395
1,250	Health Facilities Auth.	4.00	12/01/2019	1,262
5,000	Health Facilities Auth. (LIQ - J.P.Morgan Chase &
	Co.) (Put Date 7/05/2019)(c),(d)	2.25	9/06/2020	5,000
213	Southlands Metropolitan District No. 1	3.00	12/01/2022	215
1,000	Southlands Metropolitan District No. 1	3.50	12/01/2027	1,034
				14,906

Connecticut (1.3%)

3,450	City of Bridgeport	5.00	8/15/2026	4,083
1,190	City of New Haven	5.00	8/01/2022	1,294
1,000	City of New Haven	5.00	8/01/2024	1,131
580	City of New Haven	5.00	8/01/2025	666
580	City of New Haven	5.00	8/01/2026	675
1,000	City of New Haven	5.00	8/01/2027	1,177
2,235	City of West Haven (INS - Assured Guaranty
	Municipal Corp.)	5.00	8/01/2020	2,308
300	City of West Haven	3.00	11/01/2019	300
800	City of West Haven	4.00	11/01/2021	822
800	City of West Haven	5.00	11/01/2023	867
815	City of West Haven	5.00	11/01/2024	898
650	City of West Haven	5.00	11/01/2027	741
4,250	Harbor Point Infrastructure Improvement District(c)	5.00	4/01/2022	4,515
				19,477

District Of Columbia (1.4%)

20,000 District (LIQ - Deutsche Bank A.G.) (LOC -
Deutsche Bank A.G.) (Put Date 7/05/2019)(c),(d)	2.13	10/01/2041	20,000

Florida (4.0%)

2,750	City of Atlantic Beach	3.00	11/15/2023	2,773
4,500	City of Gulf Breeze	3.10	12/01/2020	4,592
1,000	City of Jacksonville	5.00	10/01/2019	1,009
4,580	City of Jacksonville	5.00	10/01/2020	4,781
9,200	City of Jacksonville (Put Date 7/01/2019)(d)	1.99	5/01/2029	9,200
18,400	Escambia County (Put Date 7/01/2019)(d)	1.96	4/01/2039	18,400
1,385	Higher Educational Facilities Financial Auth.	5.00	4/01/2021	1,470
2,585	Lee County IDA	4.75	10/01/2022	2,744
3,600	Manatee County (Put Date 7/01/2019)(d)	1.95	9/01/2024	3,600
1,250	Miami Beach Health Facilities Auth.	5.00	11/15/2020	1,307
1,775	Miami Beach Health Facilities Auth.	5.00	11/15/2019	1,797
1,915	Pinellas County Educational Facilities Auth.	4.00	10/01/2020	1,949
1,325	Southeast Overtown Park West Community Redev.
	Agency(c)	5.00	3/01/2020	1,355
1,000	Southeast Overtown Park West Community Redev.
	Agency(c)	5.00	3/01/2023	1,110
3,050	St. Lucie County (Put Date 7/01/2019)(d)	1.93	9/01/2028	3,050
				59,137

Georgia (4.4%)

2,300	Appling County Dev. Auth. (Put Date 7/01/2019)(d)	2.01	9/01/2041	2,300
10,000	Appling County Dev. Auth. (Put Date 4/01/2020)(a)	2.40	1/01/2038	10,055
6,500	Appling County Dev. Auth. (Put Date 7/01/2019)(d)	2.01	9/01/2029	6,500
17,600	Burke County Dev. Auth. (Put Date 7/01/2019)(d)	2.02	11/01/2052	17,600
10,600	Burke County Dev. Auth. (Put Date 7/01/2019)(d)	2.07	7/01/2049	10,600
7,000	Floyd County Dev. Auth. (Put Date 7/01/2019)(d)	2.01	9/01/2026	7,000
1,000	Main Street Natural Gas, Inc.	5.00	5/15/2028	1,226
1,775	Main Street Natural Gas, Inc.	5.00	5/15/2029	2,201
1,265	Private Colleges & Universities Auth.	5.00	10/01/2019	1,275

Portfolio of Investments | 2

Principal					Market
Amount			Coupon	Final	Value
(000)		Security	Rate	Maturity	(000)

	$3,770	Private Colleges & Universities Auth.	5.00%	10/01/2020 $	3,924
	1,255	Private Colleges & Universities Auth.	5.00	10/01/2019	1,265
					63,946

Guam (0.5%)

1,500	Government	5.00	12/01/2023	1,660
2,000	Government	5.00	12/01/2024	2,252
860	Government Waterworks Auth.	5.00	7/01/2020	885
1,000	Power Auth. (INS - Assured Guaranty Municipal
	Corp.)	5.00	10/01/2019	1,008
1,500	Power Auth. (INS - Assured Guaranty Municipal
	Corp.)	5.00	10/01/2020	1,563
				7,368

Idaho (1.8%)

19,885	American Falls Reservoir District (Put Date
	7/05/2019)(d)	2.02	2/01/2025	19,885
640	Housing & Finance Association (Put Date
	7/05/2019)(a),(f)	2.10	1/01/2038	640
5,000	Nez Perce County	2.75	10/01/2024	5,163
				25,688

Illinois (11.7%)

5,000	Chicago Board of Education (INS - Assured
	Guaranty Municipal Corp.) (LIQ - Deutsche Bank
	A.G.) (LOC - Deutsche Bank A.G.) (Put Date
	7/05/2019)(c),(d)	2.23	12/01/2039	5,000
10,000	Chicago Board of Education (LIQ - Deutsche Bank
	A.G.) (LOC - Deutsche Bank A.G.) (Put Date
	7/05/2019)(c),(d)	2.19	12/01/2039	10,000
14,300	Chicago Board of Education (LIQ - Barclays Bank
	plc) (LOC - Barclays Bank plc) (Put Date
	7/05/2019)(c),(d)	2.08	4/01/2046	14,300
10,200	Chicago Park District (INS - Build America Mutual
	Assurance Co.) (LIQ - Citigroup, Inc.) (Put Date
	7/05/2019)(c),(d)	2.20	1/01/2022	10,200
1,720	Chicago Transit Auth.	5.00	6/01/2025	1,995
1,000	Chicago Transit Auth.	5.00	6/01/2026	1,181
4,000	Chicago Waterworks Revenue	5.00	11/01/2025	4,690
1,000	Chicago Waterworks Revenue	5.00	11/01/2026	1,192
2,000	Chicago Waterworks Revenue	5.00	11/01/2025	2,345
2,500	Chicago Waterworks Revenue	4.00	11/01/2026	2,811
1,735	City of Rosemont (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/01/2022	1,906
1,825	City of Rosemont (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/01/2023	2,049
1,915	City of Rosemont (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/01/2024	2,199
11,160	Cook County (LIQ - J.P.Morgan Chase & Co.) (Put
	Date 7/05/2019)(c),(d)	2.13	11/15/2020	11,160
1,000	Finance Auth.	5.00	7/01/2019	1,000
1,420	Finance Auth.	5.00	7/01/2020	1,466
10,000	Finance Auth.	4.00	2/15/2025	11,304
9,000	Finance Auth. (MUNIPSA + 0.75%) (Put Date
	7/01/2023)(a)	2.65(b)	1/01/2046	9,000
2,085	Madison County Community Unit School District No.
	7 (INS - Build America Mutual Assurance Co.)	4.00	12/01/2020	2,158
9,940	Metropolitan Pier & Exposition Auth. (LIQ - Barclays
	Bank plc) (LOC - Barclays Bank plc) (Put Date
	7/05/2019)(c),(d)	1.96	6/15/2050	9,940
4,160	Railsplitter Tobacco Settlement Auth.	5.25	6/01/2020	4,296
1,090	Railsplitter Tobacco Settlement Auth.	5.25	6/01/2021	1,164

3| USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$17,390	Sports Facilities Auth. (LIQ - Barclays Bank plc)
	(LOC - Barclays Bank plc) (Put Date
	7/05/2019)(c),(d)	1.96%	6/15/2032 $	17,390
7,000	State (LIQ - Barclays Bank plc) (LOC - Barclays
	Bank plc) (Put Date 7/05/2019)(c),(d)	1.96	2/01/2039	7,000
4,500	State	5.00	11/01/2029	5,158
15,000	State (INS - Build America Mutual Assurance Co.)	5.00	11/01/2025	17,433
4,485	State	5.00	11/01/2026	5,153
3,000	State	5.00	10/01/2023	3,329
5,000	State	5.00	9/01/2025	5,673
				172,492

Indiana (1.0%)

5,000	Finance Auth.	2.95	10/01/2022	5,195
10,000	Hammond Local Public Improvement Bond Bank	3.10	12/31/2019	10,052
				15,247

Kansas (1.2%)

1,700	City of Burlington (Put Date 7/05/2019)(d)	2.13	9/01/2035	1,700
15,000	City of Wamego (Put Date 7/05/2019)(d)	2.10	4/15/2032	15,000
1,120	City of Wichita	3.00	9/01/2023	1,136
				17,836

Kentucky (2.3%)

4,000	Economic Dev. Finance Auth. (Put Date
	9/03/2019)(d)	1.50	4/01/2031	4,000
8,650	Economic Dev. Finance Auth. (Put Date
	7/05/2019)(d)	2.05	5/01/2034	8,650
10,000	Public Energy Auth. (Put Date 6/01/2025)(a)	4.00	12/01/2049	11,024
10,000	Public Energy Auth. (MUNIPSA + 1.05%) (Put Date
	6/01/2025)(a)	2.95(b)	12/01/2049	10,058
				33,732

Louisiana (4.2%)

9,600	Consolidated Gov't of the Baton Rouge & Parish of
	East Baton Rouge (Put Date 7/01/2019)(d)	1.99	3/01/2022	9,600
4,400	Public Facilities Auth. (Put Date 7/01/2019)(d)	1.95	12/01/2043	4,400
10,000	Public Facilities Auth. (MUNIPSA + 0.65%) (Put
	Date 9/01/2023)(a)	2.55(b)	9/01/2057	10,005
4,000	St. Charles Parish (Put Date 6/01/2022)(a)	4.00	12/01/2040	4,220
14,000	St. James Parish (Put Date 7/05/2019)(d)	2.09	11/01/2040	14,000
14,400	St. James Parish (Put Date 7/05/2019)(d)	2.05	11/01/2040	14,400
5,000	Tobacco Settlement Financing Corp.	5.00	5/15/2022	5,442
				62,067

Maryland (0.4%)

1,500	EDC	5.00	6/01/2025	1,751
2,000	EDC	5.00	6/01/2026	2,380
1,340	EDC	5.00	6/01/2027	1,620
				5,751

Massachusetts (1.2%)

1,250	Dev. Finance Agency	5.00	7/01/2025	1,470
1,500	Dev. Finance Agency	5.00	7/01/2026	1,795
12,000	Dev. Finance Agency (MUNIPSA + 0.48%) (Put
	Date 1/29/2020)(a)	2.38(b)	7/01/2050	12,002
1,425	Dev. Finance Agency	5.00	7/01/2029	1,755
				17,022

Michigan (0.2%)

2,625 Grand Traverse County Hospital Finance Auth.	5.00	7/01/2019	2,625

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Minnesota (0.7%)

$1,250	City of St. Paul Housing & Redev. Auth. (ETM)	5.00%	11/15/2020 $	1,312
1,575	City of St. Paul Housing & Redev. Auth. (ETM)	5.00	11/15/2021	1,706
7,000	Kanabec Hospital	2.75	12/01/2019	7,002
				10,020

Mississippi (3.9%)

12,300	Business Finance Corp. (Put Date 7/01/2019)(d),(e)	2.00	11/01/2035	12,300
4,000	Business Finance Corp.	3.20	9/01/2028	4,070
10,000	Hospital Equipment & Facilities Auth.	5.00	9/01/2024	11,369
7,000	Hospital Equipment & Facilities Auth.
	(MUNIPSA + 1.30%) (Put Date 8/15/2020)(a)	3.20(b)	8/15/2036	7,027
20,100	Perry County Pollution Control (NBGA -
	Georgia-Pacific LLC) (Put Date 7/05/2019)(c),(d)	2.16	2/01/2022	20,100
2,000	Warren County (Put Date 9/01/2023)(a)	2.90	9/01/2032	2,062
				56,928

Missouri (0.4%)

5,000 Sikeston Electric System Revenue (INS - Build
America Mutual Assurance Co.)	5.00	6/01/2020	5,153

Montana (0.6%)

6,000	City of Forsyth	2.00	8/01/2023	6,085
3,370	State Board of Regents (MUNIPSA + 0.45%) (Put
	Date 9/01/2023)(a)	2.35(b)	11/15/2035	3,372
				9,457

Nevada (0.3%)

4,400 Washoe County (Put Date 6/01/2022)(a)	3.00	3/01/2036	4,583

New Jersey (13.1%)

5,110	Borough of Eatontown	3.00	9/27/2019	5,125
400	Building Auth. (ETM)	3.00	6/15/2023	424
1,595	Building Auth. (ETM)	5.00	6/15/2024	1,868
600	Building Auth.	3.00	6/15/2023	616
2,405	Building Auth.	5.00	6/15/2024	2,738
1,000	Casino Reinvestment Dev. Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	11/01/2024	1,144
10,000	City of Newark	3.00	7/31/2019	10,008
14,825	City of Newark	3.50	10/09/2019	14,888
7,100	City of Newark	3.50	12/20/2019	7,156
20,000	EDA	5.00	6/15/2022	21,786
7,000	EDA	5.00	6/15/2023	7,798
8,000	EDA	5.00	6/15/2020	8,248
7,000	EDA	5.00	6/15/2021	7,430
1,690	EDA (LOC - Valley National Bank) (Put Date
	7/05/2019)(d)	2.20	3/01/2031	1,690
10,810	EDA (LOC - Valley National Bank) (Put Date
	7/05/2019)(d)	2.19	11/01/2040	10,810
7,300	EDA (ETM)	5.25	9/01/2019	7,346
2,700	EDA	5.25	9/01/2019	2,717
4,735	Educational Facilities Auth.	5.00	9/01/2022	5,186
4,730	Educational Facilities Auth.	4.00	9/01/2024	5,097
4,000	Educational Facilities Auth.	5.00	9/01/2023	4,479
2,000	Health Care Facilities Financing Auth.	5.00	7/01/2019	2,000
2,000	Health Care Facilities Financing Auth.	5.00	7/01/2020	2,072
6,721	Kearny Board of Education	2.75	7/10/2019	6,722
6,000	Lyndhurst Township School District	3.00	9/13/2019	6,015
1,540	Tobacco Settlement Financing Corp.	3.20	6/01/2027	1,636
9,235	Town of Kearny	2.50	4/24/2020	9,282
8,000	Township of Belleville	3.00	2/11/2020	8,063
3,160	Transportation Trust Fund Auth. (INS - National
	Public Finance Guarantee Corp.)	5.50	12/15/2020	3,331

5| USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$5,000	Transportation Trust Fund Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.25%	12/15/2020 $	5,265
1,500	Transportation Trust Fund Auth.	5.00	6/15/2022	1,636
3,835	Transportation Trust Fund Auth.	5.00	6/15/2023	4,283
5,095	Transportation Trust Fund Auth.	5.00	6/15/2024	5,863
10,000	Transportation Trust Fund Auth.
	(MUNIPSA + 1.20%) (Put Date 12/15/2021)(a)	3.10(b)	6/15/2034	10,071
				192,793

New Mexico (1.7%)

5,000	City of Farmington (Put Date 4/01/2020)(a)	1.88	4/01/2029	4,988
5,000	City of Farmington (Put Date 4/01/2020)(a)	1.88	4/01/2029	4,988
7,000	City of Farmington (Put Date 4/01/2020)(a)	1.88	4/01/2029	6,984
6,000	City of Farmington (Put Date 10/01/2021)(a)	1.88	4/01/2033	5,991
2,000	City of Farmington (Put Date 6/01/2022)(a)	2.13	6/01/2040	2,005
				24,956

New York (8.4%)

16,000	City of Long Beach	2.75	9/06/2019	16,025
4,130	City of New York (LOC - Mizuho Bank Ltd.) (Put
	Date 7/01/2019)(d)	2.15	10/01/2040	4,130
5,297	City of Newburgh	2.75	8/02/2019	5,301
1,410	City of Poughkeepsie	3.00	5/02/2020	1,419
1,200	Dormitory Auth.(c)	5.00	12/01/2024	1,380
1,200	Dormitory Auth.(c)	5.00	12/01/2025	1,408
6,000	Energy Research & Dev. Auth. (Put Date
	5/01/2020)(a)	2.00	2/01/2029	6,030
1,560	Energy Research & Dev. Auth. (LOC - Mizuho
	Bank Ltd.) (Put Date 7/05/2019)(d)	1.88	5/01/2039	1,560
3,800	Housing Finance Agency (LOC - Wells Fargo & Co.)
	(Put Date 7/05/2019)(d)	1.95	11/01/2046	3,800
5,000	Long Island Power Auth. (70% of
	1 mo. LIBOR + 0.75%) (Put Date 10/01/2023)(a)	2.46(b)	5/01/2033	5,005
4,000	Long Island Power Auth. (70% of
	1 mo. LIBOR + 0.75%) (Put Date 10/01/2023)(a)	2.46(b)	5/01/2033	4,004
5,170	Monroe County	5.00	6/01/2020	5,345
12,000	MTA (MUNIPSA + 0.58%) (Put Date 11/01/2019)(a)	2.48(b)	11/01/2031	12,004
8,000	MTA (MUNIPSA + 0.45%) (Put Date 11/15/2022)(a)	2.35(b)	11/15/2044	7,985
10,000	MTA (MUNIPSA + 0.50%) (Put Date 3/01/2022)(a)	2.40(b)	11/15/2042	10,003
500	Niagara Area Dev. Corp.(c)	3.50	11/01/2024	516
4,455	Owego Apalachin CSD	2.63	10/25/2019	4,457
1,520	Rockland County	3.50	10/01/2019	1,529
1,575	Rockland County	3.50	10/01/2020	1,620
2,500	Rockland County (INS - Assured Guaranty
	Municipal Corp.)	5.00	3/01/2023	2,824
1,600	Rockland County (INS - Assured Guaranty
	Municipal Corp.)	5.00	3/01/2024	1,861
2,500	Suffolk County EDC	5.00	7/01/2019	2,500
2,640	Suffolk County EDC	5.00	7/01/2020	2,728
3,000	Town of Canadice	3.00	7/19/2019	3,001
8,505	Utica CSD	2.50	7/19/2019	8,510
5,000	Utica CSD	2.75	7/19/2019	5,003
3,050	Village of Valley Stream	3.00	5/21/2020	3,072
				123,020

North Carolina (0.9%)

13,125 Capital Facilities Finance Agency (Put Date
9/03/2019)(a)	1.50	7/01/2034	13,127

Ohio (2.0%)

5,000	American Municipal Power,Inc. (Put Date
	8/15/2021)(a)	2.25	2/15/2048	5,049
1,000	Higher Educational Facility Commission	5.00	5/01/2021	1,057
500	Higher Educational Facility Commission	5.00	5/01/2022	543

Portfolio of Investments | 6

Principal					Market
Amount			Coupon	Final	Value
(000)		Security	Rate	Maturity	(000)

	$550	Higher Educational Facility Commission	5.00%	5/01/2023 $	612
	1,000	Higher Educational Facility Commission	5.00	5/01/2024	1,140
	1,160	Lucas County	5.00	11/15/2019	1,173
	1,150	Southeastern Port Auth.	5.00	12/01/2021	1,211
	1,000	Southeastern Port Auth.	5.00	12/01/2025	1,114
	5,500	State (Put Date 7/05/2019)(a),(f)	2.15	1/15/2045	5,500
	4,000	State (Put Date 9/03/2019)(d)	1.50	11/01/2035	4,000
	1,800	Water Dev. Auth.	1.55	7/01/2021	1,795
	7,000	Water Dev. Auth.(g),(h)	4.00	6/01/2033	6,440
					29,634

Oklahoma (0.6%)

500	Dev. Finance Auth.	5.00	8/15/2023	557
600	Dev. Finance Auth.	5.00	8/15/2024	683
550	Dev. Finance Auth.	5.00	8/15/2025	638
5,940	Municipal Power Auth. (MUNIPSA + 0.39%)	2.29(b)	1/01/2023	5,927
1,100	Muskogee Industrial Trust (Put Date 7/05/2019)(d)	2.00	1/01/2025	1,100
				8,905

Pennsylvania (7.2%)

1,900	Allegheny County Hospital Dev. Auth. (LIQ - Royal
	Bank of Canada) (LOC - Royal Bank of Canada)
	(Put Date 7/01/2019)(c),(d)	1.94	4/01/2022	1,900
7,575	Berks County Municipal Auth. (MUNIPSA + 1.50%)
	(Put Date 7/01/2022)(a)	3.40(b)	11/01/2039	7,653
1,000	Bethlehem Auth. (INS - Build America Mutual
	Assurance Co.)	5.00	11/15/2020	1,048
705	Chester County IDA	3.75	10/01/2024	725
1,165	Coatesville School District (Zero Coupon)	0.00	8/15/2019	1,162
5,305	Coatesville School District (Zero Coupon)	0.00	8/15/2020	5,171
1,000	Coatesville School District (INS - Assured Guaranty
	Municipal Corp.)	5.00	8/01/2024	1,151
800	Coatesville School District (INS - Assured Guaranty
	Municipal Corp.)	5.00	8/01/2025	941
2,000	Commonwealth Financing Auth.	5.00	6/01/2026	2,390
1,870	Cumberland County Municipal Auth.	3.25	12/01/2022	1,892
6,900	Emmaus General Auth. (INS - Assured Guaranty
	Municipal Corp.) (LIQ - Wells Fargo & Co.) (Put
	Date 7/05/2019)(d)	1.93	12/01/2028	6,900
7,000	Geisinger Auth. (67% of 1 mo. LIBOR + 1.07%) (Put
	Date 6/01/2024)(a)	2.68(b)	6/01/2028	7,102
6,000	General Auth. of Southcentral Pennsylvania
	(MUNIPSA + 0.60%) (Put Date 6/01/2024)(a)	2.50(b)	6/01/2049	6,002
600	Higher Educational Facilities Auth.	5.00	7/15/2020	619
1,090	Higher Educational Facilities Auth.	5.00	7/15/2021	1,155
500	Hospitals & Higher Education Facilities Auth.	5.00	7/01/2019	500
1,595	Hospitals & Higher Education Facilities Auth.	5.00	7/01/2022	1,720
550	Luzerne County IDA (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/15/2025	640
500	Luzerne County IDA (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/15/2026	578
1,000	Luzerne County IDA (INS - Assured Guaranty
	Municipal Corp.)	5.00	12/15/2027	1,151
6,250	Montgomery County Higher Education & Health
	Auth. (MUNIPSA + 0.72%) (Put Date
	9/01/2023)(a)	2.62(b)	9/01/2051	6,250
5,000	Montgomery County IDA (Put Date 9/01/2020)(a)	2.60	3/01/2034	5,029
7,000	Northampton County General Purpose Auth.
	(MUNIPSA + 1.40%) (Put Date 8/15/2020)(a)	3.30(b)	8/15/2043	7,035
1,855	Northampton County General Purpose Auth. (70%
	of 1 mo. LIBOR + 1.04%) (Put Date 8/15/2024)(a)	2.75(b)	8/15/2048	1,859
5,000	School District of Philadelphia	5.00	9/01/2021	5,355
5,500	School District of Philadelphia	5.00	9/01/2022	6,063
2,435	Scranton School District	5.00	6/01/2023	2,710

7| USAA Tax Exempt Short-Term Fund

Principal					Market
Amount			Coupon	Final	Value
(000)		Security	Rate	Maturity	(000)

	$6,715 Scranton School District (68% of
		1 mo. LIBOR + 0.85%) (Put Date 4/01/2021)(a)	2.51%(b)	4/01/2031 $	6,723
	6,500	Turnpike Commission (MUNIPSA + 0.98%)	2.88(b)	12/01/2021	6,571
	6,000	Turnpike Commission (MUNIPSA + 1.27%)	3.17(b)	12/01/2020	6,048
	1,570	West Mifflin School District (INS - Assured Guaranty
		Municipal Corp.)	5.00	10/01/2021	1,673
					105,716

Puerto Rico (0.1%)

700 Industrial Tourist Educational Medical and
Environmental Control Facilities Financing Auth.	4.00	4/01/2020	699

South Carolina (0.7%)

10,000 Patriots Energy Group Financing Agency (67% of
1 mo. LIBOR + 0.86%) (Put Date 2/01/2024)(a)	2.50(b)	10/01/2048	9,938

South Dakota (0.6%)

8,610 Health & Educational Facilities Auth. (LIQ -
Deutsche Bank A.G.) (LOC - Deutsche Bank
A.G.) (Put Date 7/05/2019)(c),(d)	2.07	11/01/2040	8,610

Tennessee (1.1%)

16,850 Chattanooga Health Educational & Housing Facility
Board (Put Date 7/05/2019)(d)	2.10	5/01/2039	16,850

Texas (7.0%)

1,100	Austin Convention Enterprises, Inc.	5.00	1/01/2024	1,234
400	Austin Convention Enterprises, Inc.	5.00	1/01/2025	458
400	Austin Convention Enterprises, Inc.	5.00	1/01/2027	466
700	Decatur Hospital Auth.	5.00	9/01/2021	741
780	Decatur Hospital Auth.	5.00	9/01/2024	880
16,025	Harris County Health Facilities Dev. Corp. (Put Date
	7/01/2019)(d)	1.95	12/01/2041	16,025
480	Harris County Municipal Utility District No. 165 (INS
	- Build America Mutual Assurance Co.)	3.00	3/01/2020	485
565	Harris County Municipal Utility District No. 165 (INS
	- Build America Mutual Assurance Co.)	3.00	3/01/2021	579
650	Harris County Municipal Utility District No. 165 (INS
	- Build America Mutual Assurance Co.)	3.00	3/01/2022	674
520	Harris County Municipal Utility District No. 165 (INS
	- Build America Mutual Assurance Co.)	3.00	3/01/2023	545
1,750	Irving Hospital Auth. (MUNIPSA + 1.10%) (Put Date
	10/15/2023)(a)	3.00(b)	10/15/2044	1,768
3,000	Karnes County Hospital District	5.00	2/01/2024	3,197
4,000	Matagorda County Navigation District No. 1(i)	2.60	11/01/2029	4,054
1,250	New Hope Cultural Education Facilities Finance
	Corp.	5.00	7/01/2023	1,149
2,300	New Hope Cultural Education Facilities Finance
	Corp.	5.00	7/01/2024	2,115
2,135	New Hope Cultural Education Facilities Finance
	Corp.	5.00	7/01/2025	1,965
4,000	North Texas Tollway Auth. (MUNIPSA + 0.67%) (Put
	Date 1/01/2020)(a)	2.57(b)	1/01/2038	3,999
9,115	Northside ISD (NBGA - Texas Permanent School
	Fund) (Put Date 8/01/2020)(a)	2.13	8/01/2040	9,120
9,620	Port of Port Arthur Navigation District (Put Date
	7/01/2019)(d)	2.07	4/01/2040	9,620
20,105	Port of Port Arthur Navigation District (Put Date
	7/05/2019)(d)	2.05	11/01/2040	20,105
8,700	Port of Port Arthur Navigation District (Put Date
	7/01/2019)(d)	2.07	4/01/2040	8,700

Portfolio of Investments | 8

Principal					Market
Amount			Coupon	Final	Value
(000)		Security	Rate	Maturity	(000)

	$8,000	Port of Port Arthur Navigation District (Put Date
		7/01/2019)(d)	2.06%	4/01/2040 $	8,000
	7,175	Red River Auth. (INS - National Public Finance
		Guarantee Corp.)	4.45	6/01/2020	7,345
					103,224

Virginia (0.2%)

3,506	Marquis Community Dev. Auth.(h),(j)	5.10	9/01/2036	2,337
5,111	Marquis Community Dev. Auth. (Zero Coupon)(h),(j)	0.00	9/01/2041	291
1,074	Marquis Community Dev. Auth., 7.50%,
	9/01/2021(c),(h),(j)	0.00(k)	9/01/2045	793
				3,421

Washington (0.3%)

2,000	Health Care Facilities Auth.	5.00	8/15/2026	2,347
2,175	Health Care Facilities Auth.	5.00	8/15/2027	2,586
				4,933

Wisconsin (1.1%)

1,200	Health and Educational Facilities Auth. (ETM)		5.00	8/15/2021	1,291
3,500	Health and Educational Facilities Auth.		2.65	11/01/2020	3,505
1,700	Health and Educational Facilities Auth.
	(MUNIPSA + 0.65%) (Put Date 7/31/2024)(a)		2.55(b)	8/15/2054	1,707
9,000	Sun Prairie Area School District(i)		3.00	12/31/2019	9,022
					15,525
	Total Municipal Obligations (cost: $1,460,835)				1,474,529
	Total Investments(cost:$1,460,835)				$1,474,529
($ in 000s)	VALUATION HIERARCHY

Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Municipal Obligations		$—	$1,471,108	$3,421	$1,474,529
Total		$—	$1,471,108	$3,421	$1,474,529

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications. At June 30, 2019, the Fund did not have any transfers into/out of Level 3.

9| USAA Tax Exempt Short-Term Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2019 (unaudited)

GENERAL NOTES

On November 6, 2018, United Services Automobile Association (USAA), the parent company of USAA Asset Management Company (AMCO or the Manager), the investment adviser to the Fund, and USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), the transfer agent to the Fund, announced that AMCO and SAS would be acquired by Victory Holdings, a global investment management firm headquartered in Cleveland, Ohio (the Transaction), on July 1, 2019.

A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital, an independent investment management company. In addition, shareholders of the Fund also elected the following two new directors to the Board of the Trust to serve upon the closing of the Transaction: (1) David C. Brown, to serve as an Interested Trustee; and (2) John C. Walters, to serve as an Independent Trustee.

A.Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA Tax Exempt Short-Term Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Notes to Portfolio of Investments | 10

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,468,926,000 at June 30, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CSD	Central School District
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency

11 | USAA Tax Exempt Short-Term Fund

ISD	Independent School District
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
Zero Coupon	Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(b)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2019.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(d)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

Notes to Portfolio of Investments | 12

(e)At June 30, 2019, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(f)Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

(g)At June 30, 2019, the issuer was in default with respect to interest and/or principal payments.

(h)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(i)Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(j)Security was classified as Level 3.

(k)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description.

13 | USAA Tax Exempt Short-Term Fund